DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Derivative Liabilities
Derivative liabilities current						$ 7,587
Change in fair value of derivative liabilities					0	3,595
Gain loss related to litigation settlement				$ 3,992	$ 0	3,992
Change in fair value of derivative liabilities						372,214
Adjustment of derivative liabilities						$ 81,228